U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and Address of issuer:
               INVESCO Combination Stock and Bond Funds, Inc.
               7800 E. Union Avenue
               Denver, Colorado 80237

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                 __X___

3.   Investment Company Act File Number: 811-8066

     Securities Act File Number:   033-69904

4(a) Last day of fiscal year for which this Form is filed: May 31, 2001

4(b)____ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
         (See Instruction A.2)
4(c)____ Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

      (i)   Aggregate sales price of securities
            sold during the fiscal year
            pursuant to section 24(f)           $2,867,924,047
                                                --------------

      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                    $2,800,656,749
                                                --------------
      (iii) Aggregate  price of securities
            redeemed or  repurchased  during
            any prior  fiscal year ending no
            earlier  than October 1, 1995 that
            were not previously used to reduce
            registration fees payable to the
            Commission                            $600,104,439
                                                  ------------

      (iv)  Total available redemption credits
            [add items 5(ii) and 5(iii)]        $3,400,761,188
                                                --------------


      (v)   Net sales - if item 5(i) is greater
            than item 5(iv) [subtract item 5(iv) from
            item 5(i)]                                      $0
                                                            --

      (vi)  Redemption  credits available for
            use in future years - if item 5(i)
            is less  than item 5(iv) [subtract
            item  5(iv)  from  item  5(i)]        $532,837,141
                                                  ------------


      (vii) Multiplier for determining
            registration fee
            (See Instruction C.9)                     x0.00025
                                                      --------

     (viii) Registration fee due [multiply
            item 5(v) by item 5(vii)]
            (enter "0" if no fee is due):              = $0.00
                                                       -------

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

7.   Interest  due - if this Form is being filed more than
     90 days after the end of the Issuer's fiscal year
     (see instruction D) :                                 +$0
                                                           ---

8.   Total of the amount of the registration
     fee due plus any interest due [line
     5(viii) plus line 7]:                              =$0.00
                                                        ------

9. Date of the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:

                              ____ Wire Transfer

                              ____ Mail or other means


                                    SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

       INVESCO Combination Stock & Bond Funds, Inc.
                               --INVESCO Balanced Fund
                               --INVESCO Equity Income Fund
                               --INVESCO Total Return Fund



                              By: /s/ Mark H. Williamson
                                  ----------------------
                                  Mark H. Williamson
                                  President

Date: August 21, 2001